T. ROWE PRICE Short Duration Income Fund
August 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 15.8%
Car Loan 4.0%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 123
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 119
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 251
Chase Auto Credit Linked Notes
Series 2021-2, Class D
1.138%, 12/26/28 (1) 250 250
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  150 151
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  75 75
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 31
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 50
GM Financial Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  140 140
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 160 163
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 235 238
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 100 101
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 101
Santander Retail Auto Lease Trust
Series 2019-A, Class D
3.66%, 5/20/24 (1) 200 203

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 86
2,082
Other Asset-Backed Securities 9.6%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 248 252
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 250 248
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.181%, 11/20/28 (1) 172 172
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.026%, 2/12/30 (1) 250 250
Cedar Funding VII
Series 2018-7A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 1.534%, 1/20/31 (1) 250 249
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.188%, 7/15/33 (1) 375 375
DB Master Finance
Series 2019-1A, Class A2II, Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 93 98
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 18 19
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 118 120
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 267 279
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 243 260
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 176 180
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.326%, 1/15/32 (1) 250 250
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 1.099%, 7/27/31 (1) 250 249

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.21%, 7/15/33 (1) 250 250
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 113 114
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 137 139
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.138%, 4/22/29 (1) 250 248
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 7/15/30 (1)(2) 250 250
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.305%, 1/24/33 (1) 250 251
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.826%, 7/15/31 (1) 250 250
Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (1) 91 91
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 232 232
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 77 78
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 148 158
5,062
Student Loan 2.2%
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42 (1) 61 62
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 95 97
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 133 139
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 119 122

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 100 103
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 350 350
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 45 46
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 156
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 100 103
1,178
Total Asset-Backed Securities (Cost $8,294) 8,322
BANK LOANS 1.5% (3)
Consumer Cyclical 0.3%
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24  185 184
184
Consumer Non-Cyclical 0.5%
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%,
8/31/26  255 255
255
Insurance 0.3%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.085%, 11/3/24 (2) 179 176
176
Technology 0.4%
Applied Systems, FRN, 1M USD LIBOR + 3.25%, 3.75%, 9/19/24  199 198
198
Total Bank Loans (Cost $817) 813
CORPORATE BONDS 42.4%
Banking 8.6%
AIB Group, 4.75%, 10/12/23 (1) 200 216
Banco de Bogota, 6.25%, 5/12/26  200 219
Banco de Credito del Peru, 4.25%, 4/1/23  200 210
Banco Santander, 2.746%, 5/28/25  200 211
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 170
Bank of America, VR, 0.976%, 4/22/25 (4) 350 351

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bank of Ireland Group, 4.50%, 11/25/23 (1) 200 215
BBVA Bancomer, 4.375%, 4/10/24  150 163
Citigroup, VR, 0.981%, 5/1/25 (4) 150 151
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(4) 250 257
Danske Bank, 5.375%, 1/12/24 (1) 200 220
Deutsche Bank, Series D, 5.00%, 2/14/22  150 153
Goldman Sachs Group, VR, 0.673%, 3/8/24 (4) 220 220
HSBC Holdings, 4.25%, 3/14/24  200 215
JPMorgan Chase, VR, 0.824%, 6/1/25 (4) 145 145
Lloyds Banking Group, 4.50%, 11/4/24  200 221
Morgan Stanley, VR, 0.731%, 4/5/24 (4) 210 211
Societe Generale, 2.625%, 10/16/24 (1) 200 208
Standard Chartered, VR, 0.991%, 1/12/25 (1)(4) 200 199
UBS, 0.70%, 8/9/24 (1) 300 299
UniCredit, 3.75%, 4/12/22 (1) 300 306
4,560
Basic Industry 2.7%
ABJA Investment, 5.95%, 7/31/24  200 218
ALROSA Finance, 4.65%, 4/9/24  200 216
ArcelorMittal, 3.60%, 7/16/24  90 96
Arconic, 6.125%, 2/15/28 (1) 170 181
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  200 217
Cleveland-Cliffs, 9.875%, 10/17/25 (1) 30 35
CSN Resources, 7.625%, 4/17/26  200 213
Suzano Austria, 5.75%, 7/14/26  200 235
Westlake Chemical, 0.875%, 8/15/24  25 25
1,436
Capital Goods 0.2%
TransDigm, 8.00%, 12/15/25 (1) 90 96
96
Communications 3.8%
AT&T, 0.90%, 3/25/24  115 115
CSC Holdings, 5.25%, 6/1/24  95 102
Globo Comunicacao e Participacoes, 4.843%, 6/8/25  200 211
HKT Capital No. 2, 3.625%, 4/2/25  200 215
HTA Group, 7.00%, 12/18/25  200 212
iHeartCommunications, 5.25%, 8/15/27 (1) 155 161
Sprint, 7.125%, 6/15/24  170 196
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 210
Townsquare Media, 6.875%, 2/1/26 (1) 165 175
Turk Telekomunikasyon, 6.875%, 2/28/25  200 220
Univision Communications, 6.625%, 6/1/27 (1) 200 216
2,033
Consumer Cyclical 8.3%
7-Eleven, 0.80%, 2/10/24 (1) 45 45

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 5.625%, 10/15/23  45 50
Bath & Body Works, 7.50%, 6/15/29  160 186
Carnival, 9.875%, 8/1/27 (1) 20 23
Carnival, 10.50%, 2/1/26 (1) 105 121
Cedar Fair, 5.50%, 5/1/25 (1) 95 99
Cinemark USA, 8.75%, 5/1/25 (1) 170 184
Clarios Global, 6.75%, 5/15/25 (1) 85 90
Falabella, 3.75%, 4/30/23  200 209
Ford Motor, 8.50%, 4/21/23  90 100
General Motors Financial, 1.05%, 3/8/24  150 151
General Motors Financial, 2.90%, 2/26/25  150 158
Goodyear Tire & Rubber, 9.50%, 5/31/25  90 99
Hyundai Capital America, 0.80%, 1/8/24 (1) 150 149
Hyundai Capital America, 0.875%, 6/14/24 (1) 180 180
IRB Holding, 7.00%, 6/15/25 (1) 90 96
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (1) 200 217
JD.com, 3.875%, 4/29/26  200 219
Marriott International, 3.125%, 2/15/23  100 103
Marriott International, 3.60%, 4/15/24  100 107
MercadoLibre, 2.375%, 1/14/26  200 201
Meritor, 6.25%, 6/1/25 (1) 95 101
Nissan Motor, 3.043%, 9/15/23 (1) 200 208
Nordstrom, 2.30%, 4/8/24  155 156
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 165 179
Prime Security Services Borrower, 5.25%, 4/15/24 (1) 150 159
QVC, 4.375%, 3/15/23  150 157
QVC, 4.85%, 4/1/24  150 163
Royal Caribbean Cruises, 5.25%, 11/15/22  105 107
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 42 48
St. Joseph's University Medical Center, 3.926%, 7/1/22  100 102
Tenneco, 7.875%, 1/15/29 (1) 200 225
4,392
Consumer Non-Cyclical 4.2%
Albertsons, 5.875%, 2/15/28 (1) 215 231
Astrazeneca Finance, 1.20%, 5/28/26  215 216
Brunswick, 0.85%, 8/18/24  115 115
CD&R Smokey Buyer, 6.75%, 7/15/25 (1) 175 186
Cigna, 0.613%, 3/15/24  35 35
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 214
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 170 179
Performance Food Group, 6.875%, 5/1/25 (1) 95 101
Perrigo Finance Unlimited, 3.90%, 12/15/24  400 427
Tenet Healthcare, 7.50%, 4/1/25 (1) 90 96
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  200 209

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tingyi Cayman Islands Holding, 1.625%, 9/24/25  200 200
2,209
Electric 2.4%
AES, 3.30%, 7/15/25 (1) 100 107
Alexander Funding Trust, 1.841%, 11/15/23 (1) 200 203
Engie Energia Chile, 4.50%, 1/29/25  200 218
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1) 95 100
Pacific Gas & Electric, 1.75%, 6/16/22  190 190
Pacific Gas & Electric, 3.50%, 6/15/25  100 104
Vistra Operations, 3.55%, 7/15/24 (1) 200 211
Vistra Operations, 5.00%, 7/31/27 (1) 155 161
1,294
Energy 4.0%
Aker BP, 3.00%, 1/15/25 (1) 150 158
Chesapeake Energy, 5.50%, 2/1/26 (1) 150 157
Continental Resources, 3.80%, 6/1/24  50 53
Continental Resources, 4.50%, 4/15/23  100 104
Energy Transfer, 2.90%, 5/15/25  100 105
Energy Transfer, 4.90%, 2/1/24  60 65
EQT, 3.00%, 10/1/22  50 51
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 100 102
Leviathan Bond, 5.75%, 6/30/23 (1) 200 209
Occidental Petroleum, 6.95%, 7/1/24  160 180
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 170 183
Targa Resources Partners, 6.50%, 7/15/27  45 49
Targa Resources Partners, 6.875%, 1/15/29  255 286
Tengizchevroil Finance International, 2.625%, 8/15/25  200 205
Thaioil Treasury Center, 3.625%, 1/23/23  200 206
2,113
Finance Companies 1.3%
AerCap Ireland Capital, 4.50%, 9/15/23  150 160
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 104
Navient, 6.125%, 3/25/24  135 146
Navient, 7.25%, 9/25/23  45 50
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 200 212
672
Financial Other 3.9%
CIFI Holdings Group, 5.95%, 10/20/25  200 210
EMG SUKUK, 4.564%, 6/18/24  200 214
Hikma Finance USA, 3.25%, 7/9/25  200 210
Howard Hughes, 5.375%, 8/1/28 (1) 150 159
Kuwait Projects SPC, 5.00%, 3/15/23  200 204
Longfor Group Holdings, 3.90%, 4/16/23  200 208
MAF Global Securities, 4.75%, 5/7/24  200 217
Shimao Group Holdings, 5.60%, 7/15/26  200 209

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Times China Holdings, 6.75%, 7/16/23  200 203
Vanke Real Estate Hong Kong, 4.20%, 6/7/24  200 214
2,048
Insurance 0.4%
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 25 25
Humana, 0.65%, 8/3/23  100 100
Humana, 1.35%, 2/3/27  70 70
195
Owned No Guarantee 0.4%
Lamar Funding, 3.958%, 5/7/25  200 201
201
Real Estate Investment Trusts 0.2%
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 102
102
Technology 0.9%
CDW, 5.50%, 12/1/24  45 50
Microchip Technology, 0.972%, 2/15/24 (1) 125 125
Skyworks Solutions, 0.90%, 6/1/23  20 20
TSMC Global, 1.25%, 4/23/26 (1) 200 200
VMware, 0.60%, 8/15/23  70 70
465
Transportation 1.1%
China Merchants Finance, 4.75%, 8/3/25  200 222
HPHT Finance, 2.00%, 3/19/26  200 205
Sydney Airport Finance, 3.90%, 3/22/23 (1) 150 157
584
Total Corporate Bonds (Cost $22,336) 22,400
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.3%
Government Sponsored 0.4%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 224
224
Owned No Guarantee 2.9%
Axiata, 4.357%, 3/24/26  200 225
Consorcio Transmantaro, 4.375%, 5/7/23  200 208
Ecopetrol, 5.875%, 9/18/23  200 216
Export-Import Bank of India, 3.875%, 3/12/24  200 213
Petroleos Mexicanos, 4.875%, 1/18/24  200 209
QNB Finance, 2.625%, 5/12/25  200 210

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  200 216
1,497
Total Foreign Government Obligations & Municipalities (Cost
$1,710) 1,721
MUNICIPAL SECURITIES 1.0%
Illinois 0.2%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  100 103
103
Michigan 0.2%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 126
126
New York 0.2%
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  100 103
103
West Virginia 0.4%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  180 182
182
Total Municipal Securities (Cost $510) 514
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 18.8%
Collateralized Mortgage Obligations 10.4%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 54 54
Angel Oak Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.447%, 4/25/66 (1) 216 216
Angel Oak Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.459%, 5/25/66 (1) 187 187
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 100 100
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 100 101

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 61 62
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 60 60
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 75 74
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.174%, 4/25/66 (1) 100 100
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.202%, 6/25/66 (1) 205 207
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.95%, 1.034%, 10/25/49 (1) 34 34
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 3/25/50 (1) 51 50
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.844%, 5/25/47 (1) 339 342
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 250 251
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.532%, 7/25/61 (1) 326 326
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 156 160
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 196 199
MFRA Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.472%, 11/25/64 (1) 98 98
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 119 119
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 94 97
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 99 101

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 128 128
OBX Trust
Series 2021-NQM3, Class A2, CMO, ARM
1.26%, 7/25/61 (1) 100 100
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 67 67
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, CMO
2.501%, 11/25/55 (1) 100 101
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, CMO, ARM
1.431%, 5/25/65 (1) 197 197
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 1.934%, 2/25/50 (1) 197 199
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 2.85%, 10/25/50 (1) 150 152
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 142 142
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 1.984%, 1/25/50 (1) 84 84
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 1.70%, 1/25/34 (1) 100 101
Toorak Mortgage
Series 2021-INV1, Class A3, CMO, ARM
1.562%, 7/25/56 (1) 98 98
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1) 101 103
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 31 31
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 275 279
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 142 144
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 295 295

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 100 101
Verus Securitization Trust
Series 2021-R3, Class M1, CMO, ARM
2.411%, 4/25/64 (1) 120 120
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 100 100
5,480
Commercial Mortgage-Backed Securities 8.4%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 2.346%, 4/15/34 (1) 100 100
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 3.85%, 9/15/38 (1) 100 100
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  58 59
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 1.096%, 4/15/34 (1) 160 160
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M USD LIBOR + 1.90%, 1.996%, 4/15/34 (1) 202 201
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, ARM
1M USD LIBOR + 2.00%, 2.096%, 12/15/36 (1) 94 94
BX Trust
Series 2018-GW, Class D, ARM
1M USD LIBOR + 1.77%, 1.871%, 5/15/35 (1) 125 125
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 105
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 150 155
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 215
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 1.746%, 11/15/37 (1) 147 148
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 146 154

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Commercial Mortgage Trust
Series 2014-CR14, Class AM, ARM
4.526%, 2/10/47  75 81
Commercial Mortgage Trust
Series 2014-CR19, Class C, ARM
4.86%, 8/10/47  79 83
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  105 113
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.244%, 3/10/48  100 107
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  155 166
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 150 152
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 170 185
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 1.796%, 7/15/38 (1) 140 141
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 2.828%, 12/15/36 (1) 250 246
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 2.096%, 5/15/26 (1) 105 105
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M USD LIBOR + 1.50%, 1.59%, 7/5/33 (1) 59 59
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.866%, 10/15/33 (1) 100 100
Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.496%, 8/15/37 (1) 292 293
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 1.196%, 4/15/38 (1) 205 205
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5
3.741%, 8/15/47  39 42
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  95 104

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1) 125 125
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32 (1) 130 132
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 2.196%, 6/15/31 (1) 233 231
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31 (1) 150 153
4,439
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$9,896) 9,919
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 14.5%
U.S. Treasury Obligations 14.5%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  63 69
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  485 512
U.S. Treasury Notes, 0.125%, 6/30/22  120 120
U.S. Treasury Notes, 0.125%, 11/30/22 (5) 160 160
U.S. Treasury Notes, 0.125%, 1/31/23  470 470
U.S. Treasury Notes, 0.125%, 2/28/23  120 120
U.S. Treasury Notes, 0.125%, 3/31/23  1,710 1,709
U.S. Treasury Notes, 0.125%, 4/30/23  910 909
U.S. Treasury Notes, 0.125%, 5/31/23  1,425 1,424
U.S. Treasury Notes, 0.125%, 6/30/23  1,415 1,414
U.S. Treasury Notes, 0.125%, 7/31/23  750 749
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $7,655) 7,656
SHORT-TERM INVESTMENTS 2.8%
Commercial Paper 1.0%
4(2) 1.0%(6)
Ovintiv, 0.70%, 9/20/21  300 300
Syngenta Wilmington, 0.70%, 9/29/21  250 250
550

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 947 947
947
Total Short-Term Investments (Cost $1,497) 1,497
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought
(Relevant Credit:
Markit CDX.NA.IG-S36,
5 Year Index, 6/20/26),
Pay 1.00% Quarterly,
Receive upon credit
default, 9/15/21 @
0.60%* (9) 1 1,200 —
Total Options Purchased (Cost $1) —
Total Investments in Securities 100.1%
(Cost $52,716) $ 52,842
Other Assets Less Liabilities (0.1)% (28)
Net Assets 100.0% $ 52,814
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$24,516 and represents 46.4% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(5) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $550 and represents 1.0% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BAN Bond Anticipation Note
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year
Index, 6/20/26), Pay 1.00%
Quarterly, Receive upon
credit default, 9/15/21 @
0.70%* 1 1,200 —
Morgan Stanley
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S36, 5 Year Index,
6/20/26), Receive 1.00%
Quarterly, Pay upon credit
default, 9/15/21 @ 0.45%* 1 1,200 —
Total Options Written (Premiums $(1)) $ —

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 37 U.S. Treasury Notes five year contracts 12/21 (4,577) $ (3)
Short, 4 U.S. Treasury Notes ten year contracts 12/21 (534) —
Long, 31 U.S. Treasury Notes two year contracts 12/21 6,830 4
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 2,885  ¤  ¤ $ 947^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $947.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
20
T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Short Duration Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE Short Duration Income Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Short Duration Income Fund

F1305-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 51,345 $ — $ 51,345
Short-Term Investments 947 550 — 1,497
Options Purchased — — — —
Total Securities 947 51,895 — 52,842
Futures Contracts* 4 — — 4
Total $ 951 $ 51,895 $ — $ 52,846
Liabilities
Options Written $ — $ — $ — $ —
Futures Contracts* 3 — — 3
Total $ 3 $ — $ — $ 3
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.